Superannuation commitments (Tables)	12 Months Ended
Sep. 30, 2023
Superannuation commitments
Schedule of contributions

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Employer contributions	89	63	87	63
Member contributions	8	9	8	9

Schedule of expenses recognised

	Consolidated			Parent Entity
$m	2023	2022	2021	2023	2022
Current service cost	26	40	45	25	40
Net interest cost on net benefit liability	(14)	11	12	(14)	11
Total defined benefit expense	12	51	57	11	51

Schedule of defined benefit balances recognised

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Benefit obligation as at end of year	2,110	1,938	2,062	1,883
Fair value of plan assets as at end of year	2,320	2,212	2,274	2,167
Net surplus/(deficit)	210	274	212	284
Defined benefit surplus included in other assets	217	289	217	289
Defined benefit deficit included in other liabilities	(7)	(15)	(5)	(5)
Net surplus/(deficit)	210	274	212	284

Schedule of defined benefit plan significant assumptions

	2023		2022
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	funds	funds	funds	funds
Discount rate	5.8%	5.1%-5.5%	5.8%	4.3%-5.2%
Salary increases	3.6%	3.0%-4.0%	3.2%	3.0%-4.3%
Inflation rate (pensioners received inflationary increase)	2.6%	2.0%-3.3%	2.2%	2.0%-3.5%
Life expectancy of a 60-year-old male	31.7	27.5-27.9	31.5	27.4-28.2
Life expectancy of a 60-year-old female	34.3	29.6	34.1	29.5-29.9

Summary of sensitivity analysis of essential assumptions

	Increase in obligation
$m	2023	2022
0.5% decrease in discount rate	135	121
0.5% increase in annual salary increases	5	2
0.5% increase in inflation rate (pensioners receive inflationary increase)	127	112
1 year increase in life expectancy	45	39

Schedule of asset allocation

	2023		2022
	Australian	Overseas	Australian	Overseas
$m	funds	funds	funds	funds
Cash	5%	3%	5%	3%
Equity instruments	43%	8%	42%	8%
Debt instruments	26%	7%	29%	7%
Property	8%	1%	11%	1%
Other assets	18%	81%	13%	81%
Total	100%	100%	100%	100%